Organization (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jan. 31, 2018	Dec. 31, 2017	Jun. 21, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Expected number of positions eliminated (as a percent)	50.00%			50.00%
Accumulated deficit	$ (316,552)		$ (301,480)		$ (250,177)
Cash, cash equivalents and short-term investments	$ 53,600		$ 67,200
January 2018 Restructuring Activities
Restructuring Cost and Reserve [Line Items]
Expected number of positions eliminated (as a percent)		50.00%